GENERAL	12 Months Ended
Dec. 31, 2023
GENERAL [Abstract]
GENERAL	GENERAL
a.General:
NICE Ltd. (together with its subsidiaries, “NICE”, or the “Company”) is a global enterprise software leader, providing AI-powered cloud platforms that serve two main markets: Customer Engagement and Financial Crime and Compliance. The Company's core mission is to transform experiences to be extraordinary and trusted and create a frictionless and safe digital-first consumer reality where every interaction is intelligent, meaningful and effortless. The Company's solutions are used by organizations of all sizes and are offered in multiple delivery models, including cloud and on-premises.

The Company's strategy is based on serving rapidly expanding, specialized markets that require feature-rich solutions, with robust, comprehensive cloud platforms that are spearheaded by AI as an overarching catalyst, propelling our unique AI-driven vectors of growth: using AI differentiation to expand the Company cloud win rates, positioning AI as the bedrock for driving rapid expansion into digital, utilizing AI to fuel massive platform-adoption and leveraging AI as a lucrative source for new domain-specific use-cases.
In the Customer Engagement market, The Company enables organizations to transform experiences with specialized AI-powered solutions aimed at augmenting employee activities with smart copiloting capabilities, delivering seamless automated customer self-service using conversational AI, orchestrating journeys across multiple channels and intents, meeting consumers wherever they choose to begin their journey, providing them with the knowledge element they need, and creating smarter personalized customer interactions. The Company helps organizations transform their workforce experience with AI-powered solutions aimed at guiding and engaging employees, optimizing operations and automating processes to deliver seamless transition between automated service and human-assisted interactions. The Company is also digitally transforming the evidence process from police investigators and district attorneys to court and correction facilities, providing a single, streamlined view of the truth as the core of our Public Safety and Justice business, which is part of the Company Customer Engagement segment.

In the Financial Crime and Compliance market, the Company protects financial services organizations, with solutions that identify risks and help prevent money laundering and fraud, as well as help ensure financial markets compliance in real-time. With the Company's holistic, data and entity-centric approach, the Company helps financial services organizations address the new dynamic of financial crime threats, which are significantly growing in the digital era.

The Company is at the forefront of several industry technological disruptions that have greatly accelerated in the last several years: the growing acceptance and adoption of specialized AI-powered solutions combining domain-specific use-cases, Generative AI and large language models (LLMs), the adoption of cloud platforms by organizations of all sizes and verticals, the shift of consumer and organizational preferences towards digital-centric services and experiences, an increase in consumer cross channel, self-service usage and the need to manage, optimize and engage a diverse workforce while retaining and attracting top talent. The Company's suite of integrated solutions, based on The Company's unique domain expertise, enables customer service, financial crime prevention and criminal justice organizations to innovate and thrive with industry-leading cloud platforms that use domain-specific data and AI powered solutions.

b.Acquisitions:
1.Acquisitions in 2023:
a.On December 2023, the Company completed an acquisition of LiveVox Inc. (“LiveVox”), a leading AI-driven proactive outreach provider. The Company acquired LiveVox for a total consideration of $424,117.
Upon consummation of the acquisition, LiveVox became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired, and liabilities assumed in the business combination be recognized at their fair values as of the acquisition date.

The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair Value	Estimated useful life (in years)
Net tangible assets and liabilities assumed	$63,575

Trademarks	4,930	5
Technology	137,462	5
Customer relationships	31,957	5
Goodwill	186,193
Total	$424,117

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and LiveVox's respective products and services. The goodwill is not deductible for income tax purposes.

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.

The preliminary fair value of assets acquired, and liabilities assumed from the acquisition, completed during 2023, were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as the Company obtains additional information during the respective measurement periods (up to one year from the respective acquisition dates).

During 2023, the Company acquired certain additional companies, which were accounted for as business combinations for a total consideration of $22,815. The financial results of those acquired companies are included in the Company’s consolidated financial statements from their respective acquisition dates. The results from these acquisitions individually and in aggregate, were not material to the Company’s consolidated financial statements. The Company preliminary recorded $13,247 of identifiable intangible assets based on their estimated fair values, and $10,682 of residual goodwill, from these acquisitions.
2.Acquisitions in 2022:
a.On November 14, 2022, the Company completed an acquisition for a total consideration of $50,381 as follow: $30,000 cash consideration; Milestone-based contingent payment in a total sum of up to $24,000 payable in March 2026. The contingent consideration was measured at fair value at the closing date and recorded as a liability on the balance sheet in the amount of $20,381.
Upon consummation of the acquisition, the acquired company became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. As of the acquisition date the Company preliminarily recorded core technology, customer relationships, trademark and goodwill in amounts of $12,470; $9,058; $459 and $28,039, respectively. The estimated useful life of the core technology, customer relationships, and trademark is four years, four years and three years, respectively.
Goodwill generated from this business combination is attributed to synergies between the Company's and acquired company respective products and services. The goodwill is not deductible for income tax purposes.
The results of the acquired company's operations have been included in the consolidated financial statements since November 14, 2022. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.

The estimated fair value of assets acquired and liabilities assumed from the acquisition completed during 2022 was based upon preliminary calculations and valuations. These estimates were finalized during 2023 as part of the measurement period and the resulting change in fair value for the twelve months ended December 31, 2023 was non-cash income of $18,258 included as a change in the fair value of contingent consideration under general and administrative operating expenses in the consolidated statements of income. This was primarily driven by lower expected performance measurements of the acquired entity as determined in the purchase agreement.

The fair value of the contingent consideration arrangement was classified within Level 3 and was determined using a probability-based scenario analysis approach. The resulting probability-weighted contingent consideration amounts were discounted based on the Company's estimated cost of debt.

3.Acquisitions in 2021:
a.On June 17, 2021, the Company completed the acquisition of ContactEngine Limited ("ContactEngine"), a leading AI automation provider for customer self-service. The Company acquired ContactEngine for a total consideration of $94,897.
Upon consummation of the acquisition, ContactEngine became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. As of the acquisition date the Company preliminarily recorded core technology, customer relationships, customer backlog and goodwill in amounts of $20,558; $3,279; $5,493 and $69,593, respectively. The estimated useful life of the core technology, customer relationships, and customer backlog is five years, six years and two years, respectively.
Goodwill generated from this business combination is attributed to synergies between the Company's and ContactEngine's respective products and services. The goodwill is not deductible for income tax purposes.
The results of ContactEngine's operations have been included in the consolidated financial statements since June 17, 2021. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.
b.During 2021, the Company acquired certain additional companies, which were accounted for as business combinations for a total consideration of $59,317. The financial results of those acquired companies are included in the Company’s consolidated financial statements from their respective acquisition dates. The results from these acquisitions individually and in aggregate, were not material to the Company’s consolidated financial statements. The Company preliminary recorded $20,036 of identifiable intangible assets based on their estimated fair values, and $38,590 of residual goodwill, from these acquisitions.
The estimated fair value of assets acquired and liabilities assumed from acquisitions completed during 2021 were based upon preliminary calculations and valuations. These estimates were finalized during 2022 as part of the measurement period. See Note 8 regarding changes made during 2022.
4.Acquisitions related costs:
During 2023, 2022 and 2021, acquisition related costs amounted to $13,987, $48 and $1,761, respectively, and were included in general and administrative expenses.